American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
January 31, 2022

NT Global Real Estate - Schedule of Investments
JANUARY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Australia — 5.3%
Charter Hall Group	107,628	1,289,152
Dexus	287,936	2,096,149
Goodman Group	660,233	10,901,586
Ingenia Communities Group	1,501,520	5,871,989
Scentre Group	4,244,062	8,811,292
		28,970,168
Belgium — 1.0%
VGP NV	19,584	5,549,423
Canada — 3.0%
Chartwell Retirement Residences	527,033	5,153,617
Dream Industrial Real Estate Investment Trust	213,787	2,652,261
Tricon Residential, Inc.	83,867	1,232,006
Tricon Residential, Inc. (Toronto)	493,980	7,239,781
		16,277,665
China — 0.6%
China Resources Mixc Lifestyle Services Ltd.	540,200	3,175,130
France — 1.5%
Klepierre SA(1)	311,868	8,295,144
Hong Kong — 1.7%
Link REIT	619,800	5,321,298
New World Development Co. Ltd.	1,010,000	4,123,133
		9,444,431
Japan — 5.7%
Comforia Residential REIT, Inc.	1,485	3,983,570
GLP J-Reit	2,043	3,288,437
Hulic Co. Ltd.	301,500	2,914,195
Invincible Investment Corp.	13,617	4,289,498
LaSalle Logiport REIT	2,328	3,724,054
SOSiLA Logistics REIT, Inc.	3,151	4,410,428
Tokyu Fudosan Holdings Corp.	1,517,500	8,313,138
		30,923,320
Netherlands — 0.9%
CTP NV(2)	240,211	4,886,473
Singapore — 2.9%
CapitaLand Integrated Commercial Trust	2,043,700	2,946,394
Capitaland Investment Ltd.(1)	2,569,900	6,594,031
City Developments Ltd.	523,800	2,751,509
Digital Core REIT Management Pte Ltd.(1)(2)	3,121,706	3,652,396
		15,944,330
Spain — 0.6%
Cellnex Telecom SA	64,029	2,903,433
United Kingdom — 6.8%
Big Yellow Group plc	194,132	3,917,061
Capital & Counties Properties plc	2,212,741	5,146,739
Grainger plc	1,247,834	5,081,760
Segro plc	526,139	9,275,699
Shaftesbury plc(2)	613,274	5,149,416
Taylor Wimpey plc	1,349,344	2,768,256

Workspace Group plc	508,924	5,815,268
		37,154,199
United States — 69.6%
American Campus Communities, Inc.	156,139	8,159,824
American Homes 4 Rent, Class A	160,659	6,286,587
AvalonBay Communities, Inc.	100,599	24,569,294
Brixmor Property Group, Inc.	208,215	5,280,332
Camden Property Trust	103,446	16,560,670
CBRE Group, Inc., Class A(1)	43,375	4,395,623
Digital Realty Trust, Inc.	107,835	16,092,217
Equinix, Inc.	3,763	2,727,799
Essential Properties Realty Trust, Inc.	233,867	6,209,169
Essex Property Trust, Inc.	28,434	9,454,305
Host Hotels & Resorts, Inc.(1)	445,280	7,721,155
IHS Holding Ltd.(1)	245,385	2,934,805
Innovative Industrial Properties, Inc.	29,797	5,905,467
Invitation Homes, Inc.	484,490	20,338,890
Iron Mountain, Inc.	117,807	5,409,697
Kilroy Realty Corp.	74,386	4,760,704
Kimco Realty Corp.	640,912	15,548,525
Kite Realty Group Trust	652,781	13,630,067
Life Storage, Inc.	116,922	15,778,624
Medical Properties Trust, Inc.	480,883	10,944,897
MGM Growth Properties LLC, Class A	77,435	3,010,673
NETSTREIT Corp.(2)	191,666	4,331,652
Outfront Media, Inc.	56,698	1,408,378
Prologis, Inc.	303,520	47,598,006
Public Storage	57,767	20,711,203
Rexford Industrial Realty, Inc.	213,214	15,600,868
Ryman Hospitality Properties, Inc.(1)	46,857	4,142,159
Sun Communities, Inc.	74,337	14,046,720
Switch, Inc., Class A	291,433	7,469,428
UDR, Inc.	255,767	14,537,796
Ventas, Inc.	211,063	11,190,560
VICI Properties, Inc.	314,188	8,992,061
Welltower, Inc.	278,234	24,103,411
		379,851,566
TOTAL COMMON STOCKS (Cost $446,694,103)		543,375,282
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,352,158	3,352,158
TOTAL SHORT-TERM INVESTMENTS (Cost $3,352,158)		3,352,158
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $450,046,261)		546,727,440
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,124,357)
TOTAL NET ASSETS — 100.0%		$545,603,083

SECTOR ALLOCATION
(as a % of net assets)
Residential	25.6%
Industrial	20.9%
Retail	13.8%
Health Care	9.4%
Self Storage	7.4%
Diversified	5.6%
Data Centers	5.5%
Specialty	4.3%
Lodging/Resorts	3.6%
Office	2.4%
Infrastructure REITs	1.1%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,419,434. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,591,677, which includes securities collateral of $1,239,519.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	28,970,168	—
Belgium	—	5,549,423	—
Canada	1,232,006	15,045,659	—
China	—	3,175,130	—
France	—	8,295,144	—
Hong Kong	—	9,444,431	—
Japan	—	30,923,320	—
Netherlands	—	4,886,473	—
Singapore	—	15,944,330	—
Spain	—	2,903,433	—
United Kingdom	—	37,154,199	—
Other Countries	379,851,566	—	—
Short-Term Investments	3,352,158	—	—
	384,435,730	162,291,710	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.